Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026		Sep. 30, 2025		Sep. 30, 2024
Current assets:
Cash and cash equivalents		$ 493,784		$ 185,240		$ 443,322
Accounts receivable, net						10,491,664
Prepayments, other receivables and other current assets		6,402,513		3,387,091		538,195
Inventories, net		6,854,055		14,668,535		3,842,072
Total current assets		13,750,352		18,240,866		15,315,253
Non-current assets:
Property, plant and equipment, net		5,263		9,816		26,568
Deferred offering costs						854,684
Right-of-use assets, net		135,908		18,534		123,446
Deferred tax assets, net		717,435		19,734
Total non-current assets		858,606		48,084		1,004,698
Total Assets		14,608,958		18,288,950		16,319,951
Current Liabilities:
Accounts payable		208		209
Tax payable		87,654		88,214		2,676,376
Other payables and accrued liabilities		108,365		144,372		56,207
Lease liabilities – current		80,172		18,665		108,227
Total current liabilities		294,415		251,460		2,840,810
Non-current liabilities:
Deferred tax liabilities						266
Lease liabilities – non current		55,736				18,659
Total non-current liabilities		55,736				18,925
Total liabilities		350,151		251,460		2,859,735
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]					200
Additional paid-up capital		17,981,003	[2]	17,981,003	[1]	19,800	[1]
Retained earnings (Deficit)		(3,671,264)	[2]	86,051	[1]	13,455,800	[1]
Accumulated other comprehensive loss		(51,190)	[2]	(29,822)	[1]	(15,584)	[1]
Total shareholders’ equity		14,258,807	[2]	18,037,490	[1]	13,460,216	[1]
Total liabilities and shareholders’ equity		14,608,958	[2]	18,288,950	[1]	16,319,951	[1]
Related Party
Current Liabilities:
Amounts due to related parties		18,016
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		173	[2]	173	[1]		[1]
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		$ 85	[2]	$ 85	[1]		[1]

[1]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[2]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.